Net Sales (Policies)	12 Months Ended
Dec. 31, 2024
Net Sales
Net sales

Accounting policy:

Sales revenues are recognized and measured observing the following steps: (i) identification of the contracts with customers, formalized through sales orders; (ii) identification of the performance obligations in the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations in the contract; and (v) revenue recognition as it satisfies the performance obligations.

Revenues are recognized by the amount that reflects the Company’s expectation to receive for the sale of products, net of applicable taxes, returns, rebates and discounts.

The sales process begins with sales orders. The discounts and rebates may be negotiated on a spot basis or may have its conditions formally defined in the agreements, generally signed with large retail and wholesale chains. In all cases, the performance obligation is satisfied when the control of the goods is transferred to the client, which will depend on the type of freight contracted by the customer.

The Company has sales with immediate and deferred payments. The deferred payments are adjusted to present value to recognize the financial component (note 23.1).